18. Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments Tables
Changes in Investments
	Balance as of January 1, 2017 Restated	Equity	Investment/ Advance for future capital increase	Amorti- zation	Proposed dividends and JCP	Other (a)	Balance as of December 31, 2017

Joint Ventures (18.3)
Dominó Holdings (18.4)	81,526	(568)	-	-	(5,144)	(75,814)	-
Voltalia São Miguel do Gostoso I	75,563	(565)	-	-	-	-	74,998
Voltalia São Miguel do Gostoso - authorization rights	11,140	-	-	(367)	-	-	10,773
Paraná Gás	37	(34)	-	-	-	-	3
Costa Oeste	37,232	(2,566)	-	-	(1,020)	-	33,646
Marumbi	94,878	(9,537)	-	-	-	-	85,341
Transmissora Sul Brasileira	69,369	(5,009)	-	-	-	-	64,360
Caiuá	60,057	(4,020)	-	-	-	-	56,037
Integração Maranhense	122,253	(8,852)	-	-	-	-	113,401
Matrinchã	792,069	57,376	-	-	(13,626)	-	835,819
Guaraciaba	398,969	25,377	-	-	(6,026)	-	418,320
Paranaíba	147,213	17,020	2,082	-	(4,042)	-	162,273
Mata de Santa Genebra	232,240	19,477	210,920	-	(3,263)	-	459,374
Cantareira	161,855	3,879	35,205	-	(921)	-	200,018
	2,284,401	91,978	248,207	(367)	(34,042)	(75,814)	2,514,363
Associates
Dona Francisca Energética (18.5)	32,766	8,876	-	-	(11,821)	-	29,821
Foz do Chopim Energética (18.5)	13,967	6,645	-	-	(7,528)	-	13,084
Dominó Holdings	-	4	-	-	-	2,453	2,457
Other	12,016	(5,764)	36	2,872	-	396	9,556
	58,749	9,761	36	2,872	(19,349)	2,849	54,918
Investment property	1,362	-	-	-	-	-	1,362
	2,344,512	101,739	248,243	2,505	(53,391)	(72,965)	2,570,643
(a) Of the total amount of R$75,814, R$73,361 refers to capital decrease and R$2,453 refers to the change in the investment of a Joint venture to an Associate.

	Balance as of January 1, 2016 Restated	Equity	Equity valuation adjustments	Investment Advance for future capital increase	Amorti- zation	Proposed dividends and JCP	Other	Balance as of December 31, 2016

Joint Ventures (18.3)
Dominó Holdings (a)	242,652	37,492	(375)	-	-	(123,260)	(74,983)	81,526
Voltalia São Miguel do Gostoso I	72,249	4,345	-	-	-	(1,031)	-	75,563
Voltalia São Miguel do Gostoso - authorization rights	11,507	-	-	-	(367)	-	-	11,140
Paraná Gás	106	(69)	-	-	-	-	-	37
Costa Oeste	32,631	7,372	-	-	-	(2,771)	-	37,232
Marumbi	75,914	16,188	-	3,520	-	(744)	-	94,878
Transmissora Sul Brasileira	67,563	1,806	-	-	-	-	-	69,369
Caiuá	51,271	8,143	-	-	-	643	-	60,057
Integração Maranhense	104,286	15,934	-	1,569	-	464	-	122,253
Matrinchã	697,912	41,910	-	67,345	-	(15,098)	-	792,069
Guaraciaba	298,794	11,194	-	90,564	-	(1,583)	-	398,969
Paranaíba	100,726	12,847	-	36,691	-	(3,051)	-	147,213
Mata de Santa Genebra	26,903	(2,578)	-	207,915	-	-	-	232,240
Cantareira	60,105	5,155	-	97,431	-	(836)	-	161,855
	1,842,619	159,739	(375)	505,035	(367)	(147,267)	(74,983)	2,284,401
Associates
Sanepar (b)	311,679	43,120	(479)	-	-	(19,372)	(334,948)	-
Dona Francisca Energética (18.5)	32,234	7,901	-	-	-	(7,369)	-	32,766
Foz do Chopim Energética (18.5)	15,574	10,675	-	-	-	(12,282)	-	13,967
Other	9,905	(55,024)	-	57,135	-	-	-	12,016
	369,392	6,672	(479)	57,135	-	(39,023)	(334,948)	58,749
Other investments	20,473	-	570	-	-	-	(19,681)	1,362
	2,232,484	166,411	(284)	562,170	(367)	(186,290)	(429,612)	2,344,512
(a) The amount of (R$74,983) refers to the capital reduction of the investee.
(b) Transfer to Other temporary investments at 11.24.2016

	Balance as of January 1, 2015	Equity	Equity valuation adjustments	Investment/ Advance for future capital increase	Proposed dividends and JCP	Amortization	Balance as of December 31, 2015 Restated

Joint Ventures
Dominó Holdings	225,334	24,767	8,625	-	(16,074)	-	242,652
Voltalia São Miguel do Gostoso I	52,421	(99)	-	20,055	(128)	-	72,249
Voltalia São Miguel do Gostoso - authorization rights	11,693	-	-	-	-	(186)	11,507
Paraná Gás	-	(8)	-	114	-	-	106
Costa Oeste	23,924	7,506	-	2,983	(1,782)	-	32,631
Marumbi	63,747	13,056	-	2,211	(3,100)	-	75,914
Transmissora Sul Brasileira	73,291	(6,393)	-	665	-	-	67,563
Caiuá	44,761	8,579	-	-	(2,069)	-	51,271
Integração Maranhense	91,835	14,348	-	2,352	(4,249)	-	104,286
Matrinchã	443,262	327	-	254,323	-	-	697,912
Guaraciaba	145,979	(17,136)	-	169,951	-	-	298,794
Paranaíba	68,308	3,018	-	29,400	-	-	100,726
Mata de Santa Genebra	26,151	(2,004)	-	2,756	-	-	26,903
Cantareira	15,273	1,550	-	43,650	(368)	-	60,105
	1,285,979	47,511	8,625	528,460	(27,770)	(186)	1,842,619
Associates
Sanepar	282,311	34,720	11,035	-	(16,387)	-	311,679
Dona Francisca Energética	53,908	(1,077)	-	-	(20,597)	-	32,234
Foz do Chopim Energética	14,907	11,996	-	-	(11,329)	-	15,574
Other	2,567	(5,560)	-	12,898	-	-	9,905
	353,693	40,079	11,035	12,898	(48,313)	-	369,392
Other investments	20,478	-	(5)	-	-	-	20,473
	1,660,150	87,590	19,655	541,358	(76,083)	(186)	2,232,484

Subsidiaries with Non-Controlling Interest Summarized Financial Information
	Compagás		Elejor		UEG Araucária
	12.31.2017	12.31.2016	12.31.2017	12.31.2016	12.31.2017	12.31.2016 Restated	01.01.2016 Restated

ASSETS	632,910	526,477	675,450	708,688	507,060	529,251	944,521
Current assets	151,966	135,292	77,216	76,231	99,101	162,814	563,018
Noncurrent assets	480,944	391,185	598,234	632,457	407,959	366,437	381,503
LIABILITIES	632,910	526,477	675,450	708,688	507,060	529,251	944,521
Current liabilities	147,743	180,133	164,574	142,222	38,386	62,253	173,420
Noncurrent liabilities	87,409	46,716	449,149	486,765	22,470	20,422	16,847
Equity	397,758	299,628	61,727	79,701	446,204	446,576	754,254
STATEMENT OF INCOME
Operating revenues	515,563	542,822	291,597	263,686	129,084	57,432	1,434,180
Operating costs and expenses	(309,213)	(534,817)	(93,230)	(96,321)	(121,883)	(259,324)	(1,120,473)
Financial results	(25,612)	(1,422)	(54,254)	(93,717)	5,302	18,499	(49,186)
Equity in income of subsidiaries	-	-	-	-	(5,777)	(55,284)	(4,955)
Income tax and social contribution	(66,785)	(1,632)	(47,893)	(24,525)	(7,098)	46,358	(120,692)
Net income (loss)	113,953	4,951	96,220	49,123	(372)	(192,319)	138,874
Other comprehensive income	(251)	132	-	-	-	-	-
Total comprehensive income	113,702	5,083	96,220	49,123	(372)	(192,319)	138,874

STATEMENTS OF CASH FLOWS
Cash flows from operational activities	83,661	32,714	143,911	104,136	(86,840)	65,203	374,658
Cash flows from investiment activities	(14,268)	(25,975)	(1,461)	(1,465)	118,460	21,587	7,904
Cash flows from financing activities	(20,623)	(751)	(143,028)	(105,843)	-	(200,000)	(252,670)

TOTAL EFFECTS ON CASH AND CASH EQUIVALENTS	48,770	5,988	(578)	(3,172)	31,620	(113,210)	129,892
Cash and cash equivalents at the beginning of the year	35,309	29,321	38,483	41,655	19,644	132,854	2,962
Cash and cash equivalents at the end of the year	84,079	35,309	37,905	38,483	51,264	19,644	132,854
CHANGE IN CASH AND CASH EQUIVALENTS	48,770	5,988	(578)	(3,172)	31,620	(113,210)	129,892

Changes in Equity Attributable to Non-Controlling Shareholders
Participation in capital stock	Compagás: 49%	Elejor: 30%	UEG Araucária: 20%	Consolidated
Balance as of January 1, 2015	136,233	25,445	190,413	352,091
Income for the year	11,304	12,937	27,775	52,016
Other comprehensive income	495	-	-	495
Dividends	(3,128)	(16,182)	(67,339)	(86,649)
Balance as of December 31, 2015- restated	144,904	22,200	150,849	317,953
Income (loss) for the year - restated	2,425	14,736	(38,461)	(21,300)
Other comprehensive income	65	-	-	65
Deliberation of additional dividends proposed	-	-	(23,072)	(23,072)
Distribution of dividends with retained earnings	-	(9,342)	-	(9,342)
Dividends	(576)	(3,684)	-	(4,260)
Balance as of December 31, 2016 - restated	146,818	23,910	89,316	260,044
Income (loss) for the year	55,837	28,866	(74)	84,629
Other comprehensive income	(123)	-	-	(123)
Deliberation of additional dividends proposed	-	(11,053)	-	(11,053)
Dividends	(7,631)	(23,205)	-	(30,836)
Balance as of December 31, 2017	194,901	18,518	89,242	302,661

Assets, Liabilities and Profit or Loss of the Main Joint Ventures

	Voltalia	Costa Oeste	Marumbi	Transmissora Sul Brasileira	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
12.31.2017
.
ASSETS	155,272	99,028	162,155	659,464	230,743	466,783	2,774,973	1,428,247	1,698,213	1,722,063	952,670
Current assets	2,141	7,791	10,314	56,604	22,895	44,594	297,331	139,920	233,065	107,568	6,046
Cash and cash equivalents	3	2,685	1,949	25,547	1,626	2,224	116,256	34,364	29,066	96,244	5,169
Other current assets	2,138	5,106	8,365	31,057	21,269	42,370	181,075	105,556	203,999	11,324	877
Noncurrent assets	153,131	91,237	151,841	602,860	207,848	422,189	2,477,642	1,288,327	1,465,148	1,614,495	946,624
.
LIABILITIES	155,272	99,028	162,155	659,464	230,743	466,783	2,774,973	1,428,247	1,698,213	1,722,063	952,670
Current liabilities	2,214	3,817	6,386	220,845	23,608	71,563	140,515	71,818	124,764	12,630	9,706
Financial liabilities	-	3,124	5,220	212,618	7,427	13,240	48,686	32,627	53,317	-	-
Other current liabilities	2,214	693	1,166	8,227	16,181	58,323	91,829	39,191	71,447	12,630	9,706
Noncurrent liabilities	-	29,239	49,093	116,818	92,774	163,790	928,706	502,713	911,107	792,519	534,764
Financial liabilities	-	24,751	38,651	106,174	64,081	103,755	712,198	388,806	638,779	703,897	439,192
Other noncurrent liabilities	-	4,488	10,442	10,644	28,693	60,035	216,508	113,907	272,328	88,622	95,572
Equity	153,058	65,972	106,676	321,801	114,361	231,430	1,705,752	853,716	662,342	916,914	408,200

STATEMENT OF INCOME
Net operating income	-	11,837	19,498	53,374	(2,904)	(14,460)	403,891	208,444	320,302	588,123	392,766
Operating costs and expenses	(113)	(15,765)	(29,086)	(63,752)	(5,194)	(4,245)	(183,660)	(93,369)	(150,984)	(434,779)	(347,771)
Financial results	9	(1,841)	(3,140)	(26,994)	(6,017)	(9,070)	(47,331)	(36,981)	(59,132)	(94,512)	(35,207)
Equity in income of subsidiaries	(1,048)	-	-	-	-	-	-	-	-	-	-
Income tax and social contribution	-	737	807	12,330	5,908	9,709	(55,808)	(26,303)	(40,717)	(19,955)	(1,871)
Net income (loss)	(1,152)	(5,032)	(11,921)	(25,042)	(8,207)	(18,066)	117,092	51,791	69,469	38,877	7,917
Other comprehensive income	-	-	-	-	-	-	-	-	-	-	-
Total comprehensive income	(1,152)	(5,032)	(11,921)	(25,042)	(8,207)	(18,066)	117,092	51,791	69,469	38,877	7,917
Investment interest - %	49.0	51.0	80.0	20.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	74,998	33,646	85,341	64,360	56,037	113,401	835,819	418,320	162,273	459,374	200,018

	Dominó (a)	Voltalia	Costa Oeste	Marumbi	Transmissora Sul Brasileira	Caiuá	Integração Maranhense	Matrinchã	Guaraciaba	Paranaíba	Mata de Santa Genebra	Cantareira
12.31.2016
.
ASSETS	180,049	156,422	112,601	185,888	696,381	255,276	513,186	2,583,118	1,247,036	1,284,733	1,050,330	525,446
Current assets	24,725	2,177	9,892	12,614	51,963	26,820	49,355	273,185	107,429	41,648	59,160	1,242
Cash and cash equivalents	5,340	41	4,323	3,324	23,295	1,435	115	118,196	16,284	3,051	47,792	157
Other current assets	19,385	2,136	5,569	9,290	28,668	25,385	49,240	154,989	91,145	38,597	11,368	1,085
Noncurrent assets	155,324	154,245	102,709	173,274	644,418	228,456	463,831	2,309,933	1,139,607	1,243,085	991,170	524,204
.
LIABILITIES	180,049	156,422	112,601	185,888	696,381	255,276	513,186	2,583,118	1,247,036	1,284,733	1,050,330	525,446
Current liabilities	13,669	2,212	8,003	17,760	33,949	26,776	76,137	120,886	41,099	83,078	523,351	140,759
Financial liabilities	-	-	3,110	5,190	25,153	7,387	13,188	52,625	9,928	45,939	489,017	65,697
Other current liabilities	13,669	2,212	4,893	12,570	8,796	19,389	62,949	68,261	31,171	37,139	34,334	75,062
Noncurrent liabilities	-	-	31,594	49,531	315,589	105,934	187,554	845,764	391,712	600,784	63,427	54,373
Financial liabilities	-	-	27,426	43,171	308,859	70,633	115,732	747,709	378,528	561,700	-	-
Other noncurrent liabilities	-	-	4,168	6,360	6,730	35,301	71,822	98,055	13,184	39,084	63,427	54,373
Equity	166,380	154,210	73,004	118,597	346,843	122,566	249,495	1,616,468	814,225	600,871	463,552	330,314
.
STATEMENT OF INCOME
Net operating income	-	-	20,433	37,559	56,553	38,148	64,428	433,833	310,380	322,855	570,237	337,614
Operating costs and expenses	(969)	(122)	(3,341)	(11,906)	(12,042)	(4,008)	(2,851)	(237,779)	(204,412)	(185,789)	(497,852)	(321,966)
Financial results	(24,062)	5	(1,213)	(3,596)	(32,674)	(6,432)	(10,934)	(66,462)	(73,693)	(58,703)	(80,255)	225
Equity in income of subsidiaries	101,543	8,987	-	-	-	-	-	-	-	-	-	-
Income tax and social contribution	-	-	(1,426)	(1,822)	(2,810)	(11,355)	(18,125)	(44,061)	(9,429)	(25,924)	2,724	(5,354)
Net income	76,512	8,870	14,453	20,235	9,027	16,353	32,518	85,531	22,846	52,439	(5,146)	10,519
Other comprehensive income	(9,669)	-	-	-	-	-	-	-	-	-	-	-
Total comprehensive income	66,843	8,870	14,453	20,235	9,027	16,353	32,518	85,531	22,846	52,439	(5,146)	10,519
Investment interest - %	49.0	49.0	51.0	80.0	20.0	49.0	49.0	49.0	49.0	24.5	50.1	49.0
Investment book value	81,526	75,563	37,232	94,878	69,369	60,057	122,253	792,069	398,969	147,213	232,240	161,855
(a) Balances adjusted to accounting practices.

Assets, Liabilities and Profit or Loss of the Main Associates

	Dona Francisca		Foz do Chopim
	12.31.2017	12.31.2016	12.31.2017	12.31.2016
ASSETS	138,079	151,563	61,163	48,937
Current assets	10,304	19,311	21,553	11,043
Noncurrent assets	127,775	132,252	39,610	37,894
.
LIABILITIES	138,079	151,563	61,163	48,937
Current liabilities	4,144	5,306	1,808	2,336
Noncurrent liabilities	4,443	3,982	22,776	7,553
Equity	129,492	142,275	36,579	39,048
.
STATEMENT OF INCOME
Net operating income	70,716	70,208	40,441	40,762
Operating costs and expenses	(30,379)	(34,074)	(21,124)	(10,130)
Financial income (expense)	835	1,453	809	795
Income tax and social contribution	(2,632)	(3,275)	(1,547)	(1,580)
Net income	38,540	34,312	18,579	29,847
Other comprehensive income	-	-	-	-
Total comprehensive income	38,540	34,312	18,579	29,847
Investment interest - %	23.0303	23.0303	35.77	35.77
Investment book value	29,821	32,766	13,084	13,967